Loans from related companies (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Carring interest, rate	2.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carring interest, rate	5.00%	2.60%
Prime Lending Rate	3.50%	3.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
Carring interest, rate	7.80%	8.40%
Prime Lending Rate	4.63%	4.13%